Share Based Payment Arrangements - Summary of Information about Stock Options Outstanding and Exercisable (Details) - Stock Options - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	278	790	1,302
Weighted average remaining contractual life (in years)	1 year 3 months 18 days
Number of options, Options exercisable	278	790
Exercise Price 23.70
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	6
Weighted average remaining contractual life (in years)	1 month 6 days
Exercise Price 30.71
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	246
Weighted average remaining contractual life (in years)	1 year 2 months 12 days
Exercise Price 40.41
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of options, Options outstanding	26
Weighted average remaining contractual life (in years)	2 years 7 months 6 days